UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Arlington Value Capital, LLC
Address:  10 West Broadway, 7th Floor
          Salt Lake City, UT 84101

Form 13F File Number:  028-15228

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ben Raybould
Title:    Managing Member
Phone:    801-505-6275

Signature, Place, and Date of Signing:

       /s/ Ben Raybould              Salt Lake City, UT            May 13, 2013
       ----------------              ------------------            ------------
         [Signature]                   [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:            8
                                         -----------

Form 13F Information Table Value Total:  $   235,451
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                COLUMN 2 COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
-------------------------------------- -------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                       TITLE OF              VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
            NAME OF ISSUER              CLASS     CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
-------------------------------------- -------- --------- ----------- ----------- --- ---- ---------- -------- --------- ------ ----
BANK OF AMERICA CORP                   COMM     060505104      40,696   3,341,210 SH       Sole                3,341,210
BARRY (R.G.)                           COMM     068798107       1,809     135,099 SH       Sole                  135,099
BERKSHIRE HATHAWAY INC CL A            COMM     084670108      16,722         107 SH       Sole                      107
BERKSHIRE HATHAWAY INC CL B            COMM     084670702     129,953   1,247,145 SH       Sole                1,247,145
DESWELL INDUSTRIES INC                 COMM     250639101         274     107,881 SH       Sole                  107,881
LEUCADIA NATIONAL CORP                 COMM     527288104       4,666     170,095 SH       Sole                  170,095
VISTAPRINT NV                          COMM     N93540107      30,564     790,586 SH       Sole                  790,586
XPO LOGISTICS INC                      COMM     983793100      10,767     639,389 SH       Sole                  639,389